Equity instruments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Instruments
Balance at beginning of year	R$ 29,187	R$ 72,173	R$ 157,306
Net additions (disposals)	4,306	(42,986)	(85,133)
Balance at end of year	R$ 33,493	R$ 29,187	R$ 72,173